Sumitomo Transaction Agreement - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 27, 2019	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2021
Transaction Agreement [Line Items]
Gain (loss) on sale of stock transactions			$ (43,398)
Sumitomo [Member]
Transaction Agreement [Line Items]
Percentage of granted option to purchase ownership interest	75.00%
Number of shares transferred	26,952,143	26,952,143
Consideration received in transaction	$ 2,900,000	$ 999,200
Gain (loss) on sale of stock transactions			$ 2,000,000
Escrow amount	$ 75,000
Restricted cash				$ 75,000
Sumitomo [Member] | Employee [Member]
Transaction Agreement [Line Items]
Aggregate fair value of issued instruments to employees on transaction		39,100
Deferred compensation equity		24,800
Deferred compensation liability		14,300
Outstanding instruments vest based on the achievement of time-based, performance or liquidity event requirements			1,880,980	1,865,416
Sumitomo [Member] | Maximum
Transaction Agreement [Line Items]
Repurchase of RSL's equity securities approved amount		$ 1,000,000